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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2010

Check here if Amendment [_]; Amendment Number: ______

  This Amendment (Check only one):      [_] is a restatement
                                        [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

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
Name:     Liberty Mutual Insurance Company
Address:  175 Berkeley Street
          Boston, Massachusetts 02116

Form 13F File Number: 28-33

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

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
Name:   Scott D. Fitzhenry
Title:  Director of Investment Compliance, Liberty Mutual Group Inc.
Phone:  617-357-9500
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Signature, Place and Date of Signing:

/s/ Scott D. Fitzhenry    Boston, Massachusetts     November 15, 2010
------------------------

* Liberty Mutual Insurance Company will no longer file the Form 13F Holding Report. For the 3rd Quarter ending 9/30/2010 the Form 13F Holding Report will be filed by its parent company Liberty Mutual Group Inc.

Report Type (Check one.):

[_]13F HOLDINGS REPORT. (check here if all holdings of this reporting manager are reported in this report).

[X]13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_]13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

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
Form 13F File Number  Name
--------------------  ----
28-_______            Liberty Mutual Group Inc.
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